Accounts payable - Summary of trade and other payables (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Clients' payables	$ 256,423,531	$ 12,157,051
Payables to clearing house and brokers	9,062,629	3,153,820
Clients' monies held on trust (Note 15)	226,553,176	586,891,255
Accounts payable	$ 492,039,336	$ 602,202,126